Leases - Schedule of Supplemental Information Related to the Group’s Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Supplemental Information Related to the Group’s Leases [Line Items]
Operating cashflows used in operating lease – Lease expenses	$ 392	$ 222
Interest on lease liabilities	25	19
Operating lease right-of-use assets, net	211	567
Operating lease liabilities, current	211	373
Operating lease liabilities, non-current		$ 193
Weighted average remaining lease terms – operating lease	5 months	18 months
Weighted average discount rate – operating lease		5.63%
Minimum [Member]
Schedule of Supplemental Information Related to the Group’s Leases [Line Items]
Weighted average discount rate – operating lease	5.25%
Maximum [Member]
Schedule of Supplemental Information Related to the Group’s Leases [Line Items]
Weighted average discount rate – operating lease	5.63%